Pension and Postretirement Benefit Plans and Defined Contribution Plans (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Net Periodic Benefit Costs

The following table provides the annual (income)/cost and changes in Other comprehensive income/(loss) for our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)			U.S. Supplemental (Non-Qualified)			International			Postretirement Plans
(MILLIONS OF DOLLARS)	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Service cost	$269	$257	$287	$24	$18	$22	$171	$165	$186	$42	$41	$55
Interest cost	634	646	676	54	53	54	204	233	307	90	101	117
Expected return on plan assets	(1,005)	(958)	(1,089)	—	—	—	(345)	(381)	(418)	(36)	(34)	(53)
Amortization of:
Actuarial losses	393	395	346	50	37	44	116	93	122	31	32	38
Prior service cost/(credits)	3	5	(5)	(1)	(1)	(2)	(4)	(3)	(7)	(182)	(174)	(146)
Curtailments	13	10	3	1	1	—	—	(2)	5	(19)	(26)	(31)
Settlements	75	90	556	39	28	34	4	9	81	—	—	—
Special termination benefits	—	—	—	—	—	—	1	1	1	—	—	—
Net periodic benefit costs/(income) reported in Income	382	444	773	166	137	153	147	115	277	(75)	(59)	(21)
(Income)/cost reported in Other comprehensive income/(loss)(b)	141	253	(396)	23	121	(143)	(301)	640	(542)	(8)	3	(540)
(Income)/cost recognized in Comprehensive income	$523	$697	$378	$189	$258	$10	$(154)	$755	$(265)	$(83)	$(56)	$(560)

(a)
In April 2017, we settled the remaining obligation associated with the Hospira U.S. qualified defined benefit pension plan. We purchased a group annuity contract on behalf of the remaining plan participants with a third-party insurance provider. As a result, we were relieved of the $156 million net pension benefit obligation and recorded a pretax settlement gain of $41 million, partially offset by the recognition of actuarial losses and prior service costs upon plan settlement of approximately $30 million in Restructuring charges and certain acquisition-related costs during the second quarter of 2017 (see Note 3). In 2015, the net periodic benefit costs included settlement losses primarily related to participants accepting the lump-sum option made in an offer to certain plan participants to elect a lump-sum payment to settle Pfizer’s pension obligation with those participants, or to elect an early annuity.

(b)
In 2017 and 2016, the changes to Other comprehensive (income)/loss for the international plans was impacted by foreign currency movements. For details of the changes in Other comprehensive (income)/loss, see the benefit plan activity in the consolidated statements of comprehensive income.

Schedule of Amounts in Accumulated Other Comprehensive Income/(Loss) Expected to be Amortized into 2014 Net Periodic Benefit Costs

The following table provides the amounts in Accumulated other comprehensive loss expected to be amortized into 2018 net periodic benefit costs:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Actuarial losses(a)	$(121)	$(16)	$(101)	$(9)
Prior service credits and other	(2)	1	4	181
Total	$(123)	$(15)	$(97)	$172

(a)
Due to the U.S. Pfizer Consolidated Pension Plan freeze effective for January 1, 2018, the average amortization period for the U.S. qualified plans and U.S. supplemental (non-qualified) plans will reflect the expected life expectancy of the plan participants, whereas prior years utilized the expected future service period of plan participants. The average amortization periods to be utilized for 2018 are 24.8 years for our U.S. qualified plans, 26.2 years for our U.S. supplemental (non-qualified) plans, 20.0 years for our international plans, and 9.7 for our postretirement plans.

Schedule of Assumptions Used

The following table provides the weighted-average actuarial assumptions of our benefit plans:
(PERCENTAGES)	2017	2016	2015
Weighted-average assumptions used to determine benefit obligations
Discount rate:
U.S. qualified pension plans	3.8%	4.3%	4.5%
U.S. non-qualified pension plans	3.7%	4.2%	4.5%
International pension plans	2.3%	2.4%	3.1%
Postretirement plans	3.7%	4.2%	4.5%
Rate of compensation increase:
U.S. qualified pension plans	2.8%	2.8%	2.8%
U.S. non-qualified pension plans	2.8%	2.8%	2.8%
International pension plans	2.5%	2.6%	2.6%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate:
U.S. qualified pension plans	4.3%	4.5%	4.2%
U.S. non-qualified pension plans	4.2%	4.5%	4.0%
International pension plans interest cost(a)	2.1%	2.7%	3.0%
International pension plans service cost(a)	2.3%	3.0%	3.0%
Postretirement plans	4.2%	4.5%	4.2%
Expected return on plan assets:
U.S. qualified pension plans	8.0%	8.0%	8.3%
International pension plans	4.7%	5.2%	5.5%
Postretirement plans	8.0%	8.0%	8.3%
Rate of compensation increase:
U.S. qualified pension plans	2.8%	2.8%	2.8%
U.S. non-qualified pension plans	2.8%	2.8%	2.8%
International pension plans	2.6%	2.6%	2.7%

(a)
Effective January 1, 2016, the Company changed the approach used to measure service cost and interest costs for certain international pension plans and other postretirement benefits. In accordance with this change, the effective rate for interest on the benefit obligations and effective rate for service cost, respectively, are reported for international pension plans.

Schedule of Health Care Cost Trend Rates

The following table provides the healthcare cost trend rate assumptions for our U.S. postretirement benefit plans:
	2017	2016
Healthcare cost trend rate assumed for next year (up to age 65)	6.1%	6.3%
Healthcare cost trend rate assumed for next year (age 65 and older)	7.0%	7.4%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2037	2037

The following table provides the effects as of December 31, 2017 of a one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits:
(MILLIONS OF DOLLARS)	Increase	Decrease
Effect on total service and interest cost components	$3	$(4)
Effect on postretirement benefit obligation	47	(26)

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

The following table provides the effects as of December 31, 2017 of a one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits:
(MILLIONS OF DOLLARS)	Increase	Decrease
Effect on total service and interest cost components	$3	$(4)
Effect on postretirement benefit obligation	47	(26)

Schedule of Analysis of the Changes in the Benefit Obligations, Plan assets and Accounting Funded Status of Pension and Postretirement Benefit Plans

The following table provides an analysis of the changes in our benefit obligations, plan assets and funded status of our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)		U.S. Supplemental (Non-Qualified)		International(b)		Postretirement Plans(c)
(MILLIONS OF DOLLARS)	2017	2016	2017	2016	2017	2016	2017	2016
Change in benefit obligation(d)

Benefit obligation, beginning	$15,547	$14,926	$1,450	$1,343	$9,691	$9,214	$2,254	$2,463
Service cost	269	257	24	18	171	165	42	41
Interest cost	634	646	54	53	204	233	90	101
Employee contributions	—	—	—	—	6	7	94	85
Plan amendments	—	—	—	—	2	(6)	—	(177)
Changes in actuarial assumptions and other	1,614	725	110	185	135	1,273	(177)	22
Foreign exchange impact	—	—	—	—	760	(781)	5	—
Acquisitions/divestitures/other, net	—	—	—	—	26	1	1	—
Curtailments	11	9	—	1	—	(14)	1	—
Settlements	(842)	(449)	(98)	(78)	(31)	(45)	—	—
Special termination benefits	—	—	—	—	1	1	—	—
Benefits paid	(530)	(568)	(45)	(72)	(357)	(358)	(280)	(282)
Benefit obligation, ending(d)	16,702	15,547	1,495	1,450	10,607	9,691	2,028	2,254

Change in plan assets
Fair value of plan assets, beginning	12,556	11,633	—	—	7,683	7,959	458	622
Actual gain/(loss) on plan assets	2,005	939	—	—	811	693	39	44
Company contributions	1,095	1,000	143	151	160	209	183	(12)
Employee contributions	—	—	—	—	6	7	94	85
Foreign exchange impact	—	—	—	—	561	(782)	—	—
Acquisitions/divestitures, net	—	—	—	—	30	(1)	—	—
Settlements	(842)	(449)	(98)	(78)	(31)	(45)	—	—
Benefits paid	(530)	(568)	(45)	(72)	(357)	(358)	(280)	(282)
Fair value of plan assets, ending	14,284	12,556	—	—	8,863	7,683	494	458
Funded status—Plan assets less than benefit obligation	$(2,418)	$(2,990)	$(1,495)	$(1,450)	$(1,745)	$(2,008)	$(1,534)	$(1,796)

(a)
The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the actual return on assets, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2017.

(b)
The favorable change in the international plans’ funded status was primarily due to an increase in the actual return on plan assets, partially offset by plan losses related to a decrease in the discount rate and unfavorable currency movements.

(c)
The favorable change in the funded status of our postretirement plans was primarily due to a change to reimbursements of certain benefits provided under the plan, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2017.

(d)
For the U.S. and international pension plans, the benefit obligation is the PBO. For the postretirement plans, the benefit obligation is the ABO. The ABO for all of our U.S. qualified pension plans was $16.7 billion in 2017 and $15.4 billion in 2016. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.5 billion in 2017 and $1.4 billion in 2016. The ABO for our international pension plans was $10.1 billion in 2017 and $9.3 billion in 2016.

Schedule of Amounts Recognized in Balance Sheet

The following table provides information as to how the funded status is recognized in our consolidated balance sheets:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2017	2016	2017	2016	2017	2016	2017	2016
Noncurrent assets(a)	$—	$—	$—	$—	$454	$300	$—	$—
Current liabilities(b)	—	(160)	(160)	(152)	(26)	(28)	(31)	(30)
Noncurrent liabilities(c)	(2,418)	(2,830)	(1,336)	(1,297)	(2,172)	(2,279)	(1,504)	(1,766)
Funded status	$(2,418)	$(2,990)	$(1,495)	$(1,450)	$(1,745)	$(2,008)	$(1,534)	$(1,796)

(a)	Included primarily in Other noncurrent assets.

(b)	Included in Accrued compensation and related items.

(c)	Included in Pension benefit obligations, net and Postretirement benefit obligations, net, as appropriate.

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

The following table provides the pre-tax components of cumulative amounts recognized in Accumulated other comprehensive loss:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2017	2016	2017	2016	2017	2016	2017	2016
Actuarial losses(a)	$(4,677)	$(4,530)	$(561)	$(538)	$(2,322)	$(2,629)	$(293)	$(502)
Prior service (costs)/credits	(23)	(27)	1	2	34	40	1,190	1,392
Total	$(4,699)	$(4,558)	$(559)	$(536)	$(2,288)	$(2,589)	$(897)	$(889)

(a)
The accumulated actuarial losses primarily represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our projected benefit obligations, as well as the cumulative difference between the expected return and actual return on plan assets. These accumulated actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs primarily over the average remaining service period for active participants for plans that are not frozen or the expected life expectancy of plan participants for frozen plans, using the corridor approach.

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The following table provides information related to the funded status of selected benefit plans:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2017	2016	2017	2016	2017	2016
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$14,284	$12,556	$—	$—	$882	$4,625
ABO	16,702	15,422	1,495	1,410	2,724	6,558
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	14,284	12,556	—	—	1,626	4,936
PBO	16,702	15,547	1,495	1,450	3,825	7,244

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table provides information related to the funded status of selected benefit plans:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2017	2016	2017	2016	2017	2016
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$14,284	$12,556	$—	$—	$882	$4,625
ABO	16,702	15,422	1,495	1,410	2,724	6,558
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	14,284	12,556	—	—	1,626	4,936
PBO	16,702	15,547	1,495	1,450	3,825	7,244

Schedule of Allocation of Plan Assets

The following table provides the components of plan assets:
		Fair Value(a)					Fair Value(a)
(MILLIONS OF DOLLARS)	As of December 31, 2017	Level 1	Level 2	Level 3	Assets Measured at NAV(b)	As of December 31, 2016	Level 1	Level 2	Level 3	Assets Measured at NAV(b)
U.S. qualified pension plans
Cash and cash equivalents	$655	$115	$540	$—	$—	$672	$92	$580	$—	$—
Equity securities:
Global equity securities	4,157	4,118	38	1	—	3,970	3,943	27	—	—
Equity commingled funds	1,194	—	802	—	392	1,062	—	772	—	290
Fixed income securities:
Corporate debt securities	4,250	5	4,242	3	—	3,232	14	3,217	1	—
Government and agency obligations	1,316	—	1,316	—	—	1,060	—	1,060	—	—
Fixed income commingled funds	94	—	—	—	94	92	—	—	—	92
Other investments:
Partnership investments(c)	1,197	—	—	—	1,197	1,093	—	—	—	1,093
Insurance contracts	215	—	215	—	—	235	—	235	—	—
Other commingled funds(d)	1,206	—	—	—	1,206	1,140	—	—	—	1,140
Total	14,284	4,238	7,153	4	2,889	12,556	4,049	5,891	1	2,615
International pension plans
Cash and cash equivalents	$385	$48	$337	$—	$—	439	38	401	—	—
Equity securities:
Global equity securities	154	146	8	—	—	174	163	11	—	—
Equity commingled funds	2,897	—	1,594	—	1,303	2,490	—	1,265	—	1,224
Fixed income securities:
Corporate debt securities	588	—	588	—	—	489	—	474	—	15
Government and agency obligations(e)	716	—	716	—	—	853	—	786	—	67
Fixed income commingled funds	2,181	—	1,340	—	841	1,750	—	1,174	—	576
Other investments:
Partnership investments(c)	42	—	7	—	35	32	—	—	—	32
Insurance contracts(f)	496	—	75	420	1	272	—	17	254	1
Other(d), (f)	1,404	—	408	468	528	1,185	—	430	324	431
Total	8,863	194	5,073	887	2,709	7,683	201	4,558	578	2,346
U.S. postretirement plans(g)
Cash and cash equivalents	—	—	—	—	—	—	—	—	—	—
Equity securities:
Global equity securities	—	—	—	—	—	—	—	—	—	—
Equity commingled funds	—	—	—	—	—	—	—	—	—	—
Fixed income securities:
Corporate debt securities	—	—	—	—	—	—	—	—	—	—
Government and agency obligations	—	—	—	—	—	—	—	—	—	—
Fixed income commingled funds	—	—	—	—	—	—	—	—	—	—
Other investments:
Partnership investments(c)	—	—	—	—	—	—	—	—	—	—
Insurance contracts	494	—	494	—	—	458	—	458	—	—
Other commingled funds(d)	—	—	—	—	—	—	—	—	—	—
Total	$494	$—	$494	$—	$—	$458	$—	$458	$—	$—

(a)	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).

(b)
Certain investments that are measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The NAV amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.

(c)	Primarily includes investments in private equity, private debt, public equity limited partnerships, and, to a lesser extent, real estate and venture capital.

(d)	Primarily includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.

(e)	Government and agency obligations are inclusive of repurchase agreements.

(f)	See below for a tabular analysis of the changes in Level 3 investments valued using significant unobservable inputs.

(g)	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.

The following table provides the long-term target asset allocations ranges and the percentage of the fair value of plan assets for benefit plans:
	As of December 31,
	Target Allocation Percentage	Percentage of Plan Assets
(PERCENTAGES)	2017	2017	2016
U.S. qualified pension plans
Cash and cash equivalents	0-10%	4.6%	5.3%
Equity securities	35-55%	37.5%	40.1%
Fixed income securities	30-55%	39.6%	34.9%
Other investments(a)	5-17.5%	18.3%	19.7%
Total	100%	100%	100%
International pension plans
Cash and cash equivalents	0-10%	4.3%	5.7%
Equity securities	25-50%	34.4%	34.7%
Fixed income securities	30-55%	39.3%	40.2%
Other investments	10-30%	21.9%	19.4%
Total	100%	100%	100%
U.S. postretirement plans
Cash and cash equivalents	0-5%	—	—
Equity securities	—	—	—
Fixed income securities	—	—	—
Other investments	95-100%	100%	100%
Total	100%	100%	100%

(a)
Actual percentage of plan assets in Other investments for 2017 includes $215 million, as compared to $235 million in 2016, related to a group fixed annuity insurance contract that was executed by legacy Wyeth for certain members of its defined benefit plans prior to Pfizer acquiring the company in 2009, and $253 million in 2017, as compared to $144 million in 2016, related to an investment in a partnership whose primary holdings are public equity securities.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs:
	Year Ended December 31,
	International Pension Plans
	Insurance contracts		Other
(MILLIONS OF DOLLARS)	2017	2016	2017	2016
Fair value, beginning	$254	$219	$324	$398
Actual return on plan assets:
Assets held, ending	1	11	18	(1)
Assets sold during the period	—	—	1	6
Purchases, sales and settlements, net	138	20	94	(18)
Exchange rate changes	27	4	30	(61)
Fair value, ending	$420	$254	$468	$324

Schedule of Expected Future Cash Flow Information

The following table provides the expected future cash flow information related to our benefit plans:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Expected employer contributions:
2018(a)	$500	$160	$226	$167
Expected benefit payments:
2018	$1,225	$160	$368	$173
2019	1,071	129	373	179
2020	1,087	128	385	181
2021	1,059	122	394	179
2022	1,032	123	401	173
2023–2027	4,865	513	2,101	802

(a)	For the U.S. qualified plans, a $500 million voluntary contribution was paid in February 2018.